TAXATION - Loss before income taxes consists (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
TAXATION
Non - PRC	¥ (36,488)	$ (4,999)	¥ 20,824	¥ 45,211
PRC	(633,092)	(86,732)	(576,418)	(885,107)
Loss before income tax	¥ (669,580)	$ (91,731)	¥ (555,594)	¥ (839,896)